Schedule of investments
Delaware Ivy VIP Value
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.08%
Communication Services — 9.42%
Comcast Class A	288,800	$ 10,948,408
Verizon Communications	278,400	10,826,976
Walt Disney †	107,200	10,733,936
		32,509,320
Consumer Discretionary — 6.40%
Lowe's	55,300	11,058,341
TJX	140,700	11,025,252
		22,083,593
Consumer Staples — 12.29%
Archer-Daniels-Midland	132,700	10,570,882
Conagra Brands	293,600	11,027,616
Dollar General	50,000	10,523,000
Dollar Tree †	71,700	10,292,535
		42,414,033
Energy — 2.94%
ConocoPhillips	102,200	10,139,262
		10,139,262
Financials — 12.08%
American International Group	177,700	8,948,972
Fidelity National Information Services	170,729	9,275,707
MetLife	150,300	8,708,382
Truist Financial	228,900	7,805,490
US Bancorp	192,400	6,936,020
		41,674,571
Healthcare — 17.87%
Baxter International	269,600	10,934,976
Cigna	36,400	9,301,292
CVS Health	132,124	9,818,134
Hologic †	134,100	10,821,870
Johnson & Johnson	65,900	10,214,500
Merck & Co.	99,100	10,543,249
		61,634,021
Industrials — 12.23%
Dover	71,800	10,909,292
Honeywell International	53,200	10,167,584
Northrop Grumman	23,000	10,619,560
Raytheon Technologies	107,318	10,509,652
		42,206,088
Information Technology — 16.44%
Broadcom	18,722	12,010,912
Cisco Systems	220,800	11,542,320
Cognizant Technology Solutions Class A	169,000	10,297,170
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Motorola Solutions	41,000	$ 11,731,330
Oracle	119,700	11,122,524
		56,704,256
Materials — 3.07%
DuPont de Nemours	147,400	10,578,898
		10,578,898
Real Estate — 2.98%
Equity Residential	171,100	10,266,000
		10,266,000
Utilities — 3.36%
Edison International	164,200	11,590,878
		11,590,878
Total Common Stocks (cost $351,560,974)		341,800,920

Short-Term Investments — 0.54%
Money Market Mutual Funds — 0.54%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	465,330	465,330
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	465,329	465,329
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	465,330	465,330
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	465,330	465,330
Total Short-Term Investments (cost $1,861,319)		1,861,319

Total Value of Securities—99.62% (cost $353,422,293)		343,662,239
Receivables and Other Assets Net of Liabilities—0.38%		1,300,796
Net Assets Applicable to 61,403,494 Shares Outstanding—100.00%		$344,963,035
†	Non-income producing security.
NQ-IV088 [3/23] 5/23 (2913004)    1